The Royce Fund

Supplement to the Investment, Service, and Institutional Class Shares Prospectus Dated May 1, 2014

Royce Heritage Fund

Effective today, Steven G. McBoyle serves as the Fund’s lead portfolio manager. Charles M. Royce and James J. Harvey manage the Fund with him. Mr. McBoyle became lead portfolio manager of the Fund on February 1, 2015. He previously served as portfolio manager (2012-2015) and assistant portfolio manager (2011-2012). Mr. Royce has been a manager of the Fund since its inception. Mr. Harvey became portfolio manager in 2010 and previously served as assistant portfolio manager (2004-2010).

Effective today, the disclosure relating to the Funds managed by Steven G. McBoyle that appears under the heading “Management of the Funds” is deleted in its entirety and replaced with the information below.

Steven G. McBoyle, who serves as lead portfolio manager for Royce Heritage and Enterprise Select Funds, portfolio manager for Royce SMid-Cap Value and Global Value Funds, and assistant portfolio manager for Royce Premier, Special Equity, and Special Equity Multi-Cap Funds;

February 1, 2015

RHFISI-SUP-0215

The Royce Fund

Supplement to the Consultant, R, and K Class Shares Prospectus Dated May 1, 2014

Royce Heritage Fund

Effective today, Steven G. McBoyle serves as the Fund’s lead portfolio manager. Charles M. Royce and James J. Harvey manage the Fund with him. Mr. McBoyle became lead portfolio manager of the Fund on February 1, 2015. He previously served as portfolio manager (2012-2015) and assistant portfolio manager (2011-2012). Mr. Royce has been a manager of the Fund since its inception. Mr. Harvey became portfolio manager in 2010 and previously served as assistant portfolio manager (2004-2010).

Effective today, the disclosure relating to the Funds managed by Steven G. McBoyle that appears under the heading “Management of the Funds” is deleted in its entirety and replaced with the information below.

Steven G. McBoyle, who serves as lead portfolio manager for Royce Heritage Fund, portfolio manager for Royce Global Value Fund, and assistant portfolio manager for Royce Premier, Special Equity, and Special Equity Multi-Cap Funds;

February 1, 2015

RHFCRK-SUP-0215